Business Segment Information	12 Months Ended
Dec. 31, 2011
Business Segment Information [Abstract]
BUSINESS SEGMENT INFORMATION
4.	BUSINESS SEGMENT INFORMATION

The Company’s Transportation and Federal business segments reflect how executive management makes resource decisions and assesses its performance. Each segment operates under a separate management group and produces discrete financial information which is reviewed by management. The accounting policies of the business segments are the same as those described in the summary of significant accounting policies. The Company’s segment reporting presentation through the second quarter of 2009 consisted of an Energy segment and an Engineering segment. The Company divested substantially all of its subsidiaries that pertained to its former Energy segment on September 30, 2009. As such, the results of the former Energy segment is presented as discontinued operations for the three years ended December 31, 2011 and the former Engineering segment’s results are bifurcated and presented in the Company’s continuing operations as the Transportation and Federal business segments.

The Transportation segment provides services for Surface Transportation, Aviation, and Rail & Transit markets, and the Federal segment provides services for Defense, Environmental, Architecture, Geospatial Information Technology, Homeland Security, Municipal & Civil, Oil & Gas, Telecom & Utilities and Water markets. Among the services the Company provides to clients in these markets are program management, design-build (for which the Company provides only the design portion of services), construction management, consulting, planning, surveying, mapping, geographic information systems, architectural and interior design, construction inspection, constructability reviews, site assessment and restoration, strategic regulatory analysis and regulatory compliance. LPA’s results are reflected in the Company’s Transportation segment. JMA’s results are reflected in the Company’s Federal segment. RBF’s results are bifurcated between the Company’s Transportation and Federal segments.

The Company evaluates the performance of its segments primarily based on operating income. Corporate overhead includes functional unit costs related to finance, legal, human resources, information technology, communications and other Corporate functions. Corporate overhead is allocated between the Transportation and Federal segments based on that segment’s percentage of total direct labor. A portion of Corporate income and expense is not allocated to the segments.

The following tables reflect disclosures for the Company’s business segments:

	For the year ended December 31,
(In millions)	2011	2010	2009
Revenues
Transportation	$314.2	$276.1	$196.3
Federal	224.2	223.3	248.9

Total revenues	$538.4	$499.4	$445.2

	For the year ended December 31,
(In millions)	2011	2010	2009
Gross profit
Transportation	$53.1	$53.5	$36.3
Federal	50.8	47.2	52.8
Corporate	(1.6)	(1.6)	(1.1)

Total gross profit	102.3	99.1	88.0

Less: SG&A
Transportation	(49.2)	(45.1)	(28.3)
Federal	(28.9)	(31.6)	(28.8)
Corporate	—	(0.1)	(0.3)

Total SG&A	(78.1)	(76.8)	(57.4)

Total operating income
Transportation	3.9	8.4	8.0
Federal	21.9	15.6	24.0
Corporate	(1.6)	(1.7)	(1.4)

Total operating income	$24.2	$22.3	$30.6

	For the year ended December 31,
(In millions)	2011	2010	2009
Depreciation and amortization expense:
Transportation	$9.9	$6.5	$1.4
Federal	3.5	1.8	1.7
Corporate	0.8	1.2	2.5

Total	$14.2	$9.5	$5.6

Capital expenditures on an accrual basis:
Transportation	$1.0	$2.4	$2.0
Federal	2.1	2.6	2.9
Corporate	0.1	1.3	0.4

Total	$3.2	$6.3	$5.3

	As of December 31,
(In millions)	2011	2010	2009
Segment assets:
Transportation	$184.1	$159.1	$81.3
Federal	131.6	59.6	64.4
Corporate	64.2	102.4	133.1

Total	$379.9	$321.1	$278.8

	As of December 31,
(In millions)	2011	2010	2009
Equity investment for unconsolidatded subsidiaries:
Transportation	$0.1	$0.1	$0.1
Federal	0.4	0.6	2.0

Total equity investment for unconsolidated subsidiaries	$0.5	$0.7	$2.1

	For the year ended December 31,
(In millions)	2011	2010	2009
Income/(loss) from unconsolidated subsidiaries:
Transportation	$0.8	$1.4	$—
Federal	(0.1)	1.2	7.1

Total	$0.7	$2.6	$7.1

The Company has determined that interest expense, interest income and intersegment revenues, by segment, are immaterial for further disclosure in these consolidated financial statements.

The Company’s enterprise-wide disclosures are as follows:

	For the year ended December 31,
(In millions)	2011	2010	2009
Revenues by geographic origin:
Domestic	$513.8	$472.1	$401.0
Foreign(1)	24.6	27.3	44.2

Total	$538.4	$499.4	$445.2

(1)	The Company defines foreign contract revenue as work performed outside the U.S. irrespective of the client’s U.S. or non-U.S. ownership.

Revenues by principal markets:
United States government	31%	37%	49%
Various state governmental and quasi-government agencies	53%	48%	41%
Commercial, industrial and private clients	16%	15%	10%

One of the Company’s clients, the Federal Emergency Management Agency (“FEMA”), accounted for approximately 8%, 11%, and 15% of the Company’s revenues in 2011, 2010 and 2009, respectively. Revenues from FEMA are reflected in the Company’s Federal segment’s results. The Company’s long-lived assets are principally held in the U.S.